Organisation	12 Months Ended
Dec. 31, 2017
Organisation [Abstract]
Disclosure of notes and other explanatory information [text block]

1 Organisation

Statoil ASA, originally Den Norske Stats Oljeselskap AS, was founded in 1972 and is incorporated and domiciled in Norway. The address of its registered office is Forusbeen 50, N-4035 Stavanger, Norway.

Statoil ASA’s shares are listed on the Oslo Børs (OSL, Norway) and the New York Stock Exchange (NYSE, USA).

The Statoil group's business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products and other forms of energy.

All the Statoil group's oil and gas activities and net assets on the Norwegian continental shelf are owned by Statoil Petroleum AS, a 100% owned operating subsidiary. Statoil Petroleum AS is co-obligor or guarantor of certain debt obligations of Statoil ASA.

The Consolidated financial statements of Statoil for the full year 2017 were authorised for issue in accordance with a resolution of the board of directors on 14 March 2018.